Goodwill - Narrative (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0